Taxation (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of preferential tax treatments (as a percent)	1.70%	172.30%	0.00%
Tax effect of tax-exempt entities (as a percent)	(22.40%)	54.70%	0.30%
Effect on tax rates in different tax jurisdiction (as a percent)	0.10%	22.10%	0.20%
Tax effect of non-deductible expenses (as a percent)	(3.40%)	(148.40%)	(3.30%)
Tax effect of non-taxable income (as a percent)	1.10%	36.50%	0.30%
Changes in valuation allowance (as a percent)	(0.50%)	(97.00%)	(22.00%)
Expiration of loss carry forward (as a percent)	(2.00%)	(65.10%)	(0.90%)
Effective tax rates (as a percent)	(0.40%)	0.10%	(0.40%)
Deferred tax assets
Allowance for doubtful accounts	17,918	443
Deferred revenues	39,270	52,132
Net operating loss carry forwards	874,270	853,258
Less: valuation allowance	(931,458)	(905,833)	(857,413)
Net deferred tax assets	0	0
Current deferred tax liabilities
Interest income	5,650	6,087
Intangible assets arisen from business combination	38,162
Total current deferred tax liabilities	43,812	6,087		7,061
Net operating loss carry forwards	3,623,104
Movement of valuation allowance
Balance at beginning of the period	905,833	857,413	478,120
Additions	156,820	81,119	399,568
Reversals	(131,195)	(32,699)	(20,275)
Balance at end of the period	931,458	905,833	857,413